Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Exposure to Credit Risk (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2021	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 361,992,565	$ 403,541,419
Less: Allowance for ECL	(9,631,477)	(14,985,662)
Loans and receivables	$ 352,361,088	$ 388,555,757
Percentage of maximum exposure to credit risk	100.00%	100.00%
Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		33.01%
Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 86,234,118	$ 112,138,243
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 275,758,447	$ 291,403,176
Percentage of maximum exposure to credit risk	100.00%	100.00%
High grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%	0.00%
High grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%	3.50%
High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 61,307,742
Percentage of credit quality of loans	71.09%
Standard grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%	3.51%
Standard grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%	7.00%
Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 17,588,621
Percentage of credit quality of loans	20.40%
Sub-standard grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.01%	7.01%
Sub-standard grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.00%	33.00%
Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 5,417,182
Percentage of credit quality of loans	6.28%
Impaired [member]
Disclosure of credit risk exposure [line items]
Range PD	100.00%	100.00%
Impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 763,587			$ 2,358,726
Percentage of maximum exposure to credit risk		2.10%
Percentage of credit quality of loans	0.89%
Impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 2,535,142	$ 2,214,602
Percentage of maximum exposure to credit risk	0.92%	0.76%
Range PD	100.00%	100.00%
Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 350,275,528	$ 388,063,124
Percentage of maximum exposure to credit risk	96.76%	96.17%
Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 84,313,545			106,779,437
Percentage of maximum exposure to credit risk	97.77%	95.22%
Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 265,961,983	$ 281,283,687
Percentage of maximum exposure to credit risk	96.45%	96.53%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				97,031,368
Percentage of maximum exposure to credit risk		86.53%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 226,637,100	$ 210,437,163
Percentage of maximum exposure to credit risk	82.19%	72.22%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%	3.50%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				6,334,747
Percentage of maximum exposure to credit risk		5.65%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 27,452,171	$ 44,672,202
Percentage of maximum exposure to credit risk	9.95%	15.33%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%	7.00%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				3,413,322
Percentage of maximum exposure to credit risk		3.04%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 11,872,712	$ 26,174,322
Percentage of maximum exposure to credit risk	4.31%	8.98%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.01%	7.01%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.00%	33.00%
Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 8,418,308	$ 10,904,967
Percentage of maximum exposure to credit risk	2.33%	2.70%
Past due but not impaired [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,156,986			$ 3,000,080
Percentage of maximum exposure to credit risk	1.34%	2.68%
Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 7,261,322	$ 7,904,887
Percentage of maximum exposure to credit risk	2.63%	2.71%
Past due but not impaired [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Impairments stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 344,792,718	$ 375,527,554
Percentage of maximum exposure to credit risk	95.25%	93.06%
Impairments stage 1 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 80,734,484	$ 103,143,331
Percentage of maximum exposure to credit risk	93.62%	91.98%
Impairments stage 1 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 264,058,234	$ 272,384,223
Percentage of maximum exposure to credit risk	95.76%	93.47%
Impairments stage 1 [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 60,875,079
Impairments stage 1 [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16,332,244
Impairments stage 1 [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,527,161
Impairments stage 1 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	341,628,847	$ 374,333,529
Impairments stage 1 [member] | Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	80,734,484	102,580,832
Impairments stage 1 [member] | Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	260,894,363	271,752,697
Impairments stage 1 [member] | Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		97,030,142
Impairments stage 1 [member] | Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	226,240,102	210,325,192
Impairments stage 1 [member] | Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		4,139,043
Impairments stage 1 [member] | Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26,195,254	43,961,570
Impairments stage 1 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,411,647
Impairments stage 1 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,459,007	17,465,935
Impairments stage 1 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,163,871	1,194,025
Impairments stage 1 [member] | Past due but not impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		562,499
Impairments stage 1 [member] | Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,163,871	631,526
Impairments stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 13,901,118	$ 23,440,537
Percentage of maximum exposure to credit risk	3.84%	5.81%
Impairments stage 2 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 4,736,047	$ 6,636,186
Percentage of maximum exposure to credit risk	5.49%	5.92%
Impairments stage 2 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 9,165,071	$ 16,804,351
Percentage of maximum exposure to credit risk	3.32%	5.77%
Impairments stage 2 [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 432,663
Impairments stage 2 [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,256,377
Impairments stage 2 [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,890,021
Impairments stage 2 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,646,681	$ 13,729,595
Impairments stage 2 [member] | Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,579,061	4,198,605
Impairments stage 2 [member] | Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,067,620	9,530,990
Impairments stage 2 [member] | Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,226
Impairments stage 2 [member] | Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	396,998	111,971
Impairments stage 2 [member] | Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		2,195,704
Impairments stage 2 [member] | Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,256,917	710,632
Impairments stage 2 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		2,001,675
Impairments stage 2 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,413,705	8,708,387
Impairments stage 2 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,254,437	9,710,942
Impairments stage 2 [member] | Past due but not impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,156,986	2,437,581
Impairments stage 2 [member] | Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 4,097,451	7,273,361
Impairments Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 4,573,328	$ 3,298,729
Percentage of maximum exposure to credit risk	0.91%	1.13%
Impairments Stage 3 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 763,587	$ 2,358,726
Percentage of maximum exposure to credit risk	0.89%	2.10%
Impairments Stage 3 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 2,535,142	$ 2,214,602
Percentage of maximum exposure to credit risk	0.92%	0.76%
Impairments Stage 3 [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 4,573,328
Impairments Stage 3 [member] | Impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 763,587	$ 2,358,726
Commercial [member]
Disclosure of credit risk exposure [line items]
Percentage of credit quality of loans	100.00%	100.00%